UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment |_|; Amendment Number: _____

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz,               Dallas, Texas,               August 16, 2010
--------------------               --------------               ---------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 26
                                               -----------

Form 13F Information Table Value Total:        $   180,788
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
   --------                    --------      --------   --------        --------         --------    --------        --------
                                                                                                                VOTING  AUTHORITY
                               TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT    OTHER
  NAME OF ISSUER                CLASS          CUSIP    (X$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
  --------------                -----          -----    --------   -------    --- ----   ----------   --------  ----   ------   ----
A H BELO CORP                  COM CL A      001282102    1,176     177,062   SH         OTHER        1         0       177,062  0
ACXIOM CORP                    COM           005125109    7,823     532,543   SH         OTHER        1         0       532,543  0
AMERICAN SAFETY INS HLDGS LT   ORD           G02995101    7,802     496,309   SH         OTHER        1         0       496,309  0
ARGO GROUP INTL HLDGS LTD      COM           G0464B107    6,082     198,820   SH         OTHER        1         0       198,820  0
BELO CORP                      COM SER A     080555105    4,213     740,395   SH         OTHER        1         0       740,395  0
BERKSHIRE HATHAWAY B           COM           084670702    5,339      67,000   SH         OTHER        1         0        67,000  0
CENVEO                         COM           15670S105    3,048     556,249   SH         OTHER        1         0       556,249  0
CKX INC                        COM           12562M106    1,365     273,527   SH         OTHER        1         0       273,527  0
CVS                            COM           126650100    5,865     200,039   SH         OTHER        1         0       200,039  0
FLAGSTONE REINSURANCE HLDGS    SHS           G3529T105      797      73,628   SH         OTHER        1         0        73,628  0
GAMESTOP CORP                  COM           36467W109    4,458     237,255   SH         OTHER        1         0       237,255  0
GILAT SATELLITE                SHS NEW       M51474118    1,479     321,495   SH         OTHER        1         0       321,495
HALLMARK FINL SVCS INC EC      COM NEW       40624Q203   80,911   8,131,752   SH         OTHER        1         0     8,131,752  0
JOHNSON & JOHNSON              COM           478160104    2,374      40,200   SH         OTHER        1         0        40,200  0
LIBERTY MEDIA CORP NEW         INT COM SER A 53071M104    5,689     541,780   SH         OTHER        1         0       541,780  0
M & F WORLDWIDE CORP           COM           552541104    9,122     336,600   SH         OTHER        1         0       336,600  0
MEDQUIST INC                   COM           584949101    9,563   1,208,973   SH         OTHER        1         0     1,208,973  0
MICROSOFT CORP                 COM           594918104    5,753     250,000   SH         OTHER        1         0       250,000  0
MULTIMEDIA GAMES               COM           625453105       56      12,533   SH         OTHER        1         0        12,533  0
NUTRI SYS INC NEW              COM           67069D108    1,662      72,432   SH         OTHER        1         0        72,432  0
PIZZA INN INC NEW              COM           725848105    4,835   2,613,466   SH         OTHER        1         0     2,613,466  0
PLAYBOY ENTERPRISES INC        CL B          728117300      830     197,500   SH         OTHER        1         0       197,500  0
S L INDS INC                   COM           784413106    2,291     190,933   SH         OTHER        1         0       190,933  0
UNUM GROUP                     COM           91529Y106    2,532     116,695   SH         OTHER        1         0       116,695  0
VIACOM INC NEW                 CL B          92553P201    3,321     105,855   SH         OTHER        1         0       105,855  0
WAL-MART STORES INC            COM           931142103    2,404      50,000   SH         OTHER        1         0        50,000  0